Note 12 - Revenue - Contract Balances (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables	$ 476,164	$ 73,073
Contract liabilities	38,431	1,628,426
Opening balance	1,628,426	2,682,404
Closing balance	38,431	1,628,426
Net increase/(decrease)	(1,589,995)	(1,053,978)
Opening balance	0	1,421,680
Closing balance	0	0
Net increase/(decrease)	$ 0	$ (1,421,680)